SHARE-BASED COMPENSATION PLANS (Tables)	3 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION PLANS [Abstract]
Share based compensation expense
Share-based compensation expense for the three months ended December 31, 2013, and 2012, was as follows:

	Three Months Ended December 31,
	2013	2012

Cost of goods sold	$480	$512
Research, development and technical	366	366
Selling and marketing	353	386
General and administrative	2,167	2,230
Total share-based compensation expense	3,366	3,494
Tax benefit	(1,092)	(1,186)
Total share-based compensation expense, net of tax	$2,274	$2,308